Earnings/(Loss) Per Share (Details Textual) $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares
Earnings per share [line items]
Profit (loss), attributable to owners of parent | $	$ (17,833)	$ (10,303)	$ (6,300)
Weighted average number of ordinary shares outstanding	110,115,854	110,322,214	110,766,600
Adjusted weighted average number of ordinary shares outstanding	110,115,854	110,322,214	110,766,600
Number of share options exercisable in share-based payment arrangement	1,440,000	2,344,000	2,404,000
Number of other equity instruments exercised or vested in share-based payment arrangement	10,153,605	6,461,385	2,769,165